INCOME TAXES - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Federal tax benefit at statutory rate			$ (478,656)	$ (381,901)
State income taxes, net of federal impact			(61,698)	(39,336)
Changes in the valuation allowance			(111)	297
Tax benefit relating to uncertain tax positions			(253)	(120)
Non-deductible share-based compensation related to the carried unit plan		$ 3,140	20,101	5,029
Non-deductible Cablevision Acquisition transaction costs			0	4,457
Other non-deductible expenses			3,405	1,551
Other, net			433	(2,882)
Income tax benefit	$ (60,703)	$ (45,908)	(2,862,352)	(259,666)
Federal Tax Reform
Income Tax Examination [Line Items]
Impact from changes in tax rates			(2,332,677)	0
State and Local Jurisdiction
Income Tax Examination [Line Items]
Impact from changes in tax rates			$ (12,896)	$ 153,239